Loans - Age Analysis of Past Due Loans (Including Non-Accrual Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Total amortized cost	$ 4,499,300	$ 4,771,608
Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	168,443	169,487
30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	19,419	24,509
60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	6,143	18,300
90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	142,881	126,678
Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	4,330,857	4,602,121
Commercial loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	613,820	671,844
Commercial loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	17,445	18,479
Commercial loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	217	0
Commercial loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	17,228	18,479
Commercial loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	596,375	653,365
Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total amortized cost	117,455	118,794
Commercial loans | Overdrafts | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	1	87
Commercial loans | Overdrafts | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Overdrafts | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Overdrafts | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	1	87
Commercial loans | Overdrafts | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	117,454	118,707
Commercial loans | Government
Financing Receivable, Past Due [Line Items]
Total amortized cost	266,303	274,854
Commercial loans | Government | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	266,303	274,854
Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Total amortized cost	230,062	278,196
Commercial loans | Commercial and industrial | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	17,444	18,392
Commercial loans | Commercial and industrial | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	217	0
Commercial loans | Commercial and industrial | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Commercial and industrial | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	17,227	18,392
Commercial loans | Commercial and industrial | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	212,618	259,804
Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	642,038	607,716
Commercial real estate loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	17,866	3,488
Commercial real estate loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	346	0
Commercial real estate loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	355
Commercial real estate loans | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	17,520	3,133
Commercial real estate loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	624,172	604,228
Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Total amortized cost	593,554	596,735
Commercial real estate loans | Commercial mortgage | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	17,866	3,488
Commercial real estate loans | Commercial mortgage | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	346	0
Commercial real estate loans | Commercial mortgage | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	355
Commercial real estate loans | Commercial mortgage | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	17,520	3,133
Commercial real estate loans | Commercial mortgage | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	575,688	593,247
Commercial real estate loans | Construction
Financing Receivable, Past Due [Line Items]
Total amortized cost	48,484	10,981
Commercial real estate loans | Construction | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	48,484	10,981
Consumer loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	192,750	191,733
Consumer loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	2,850	4,254
Consumer loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	1,336	1,026
Consumer loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	346	386
Consumer loans | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	1,168	2,842
Consumer loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	189,900	187,479
Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total amortized cost	37,148	42,715
Consumer loans | Overdrafts | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	38	42
Consumer loans | Overdrafts | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Consumer loans | Overdrafts | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Consumer loans | Overdrafts | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	38	42
Consumer loans | Overdrafts | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	37,110	42,673
Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,180	18,962
Consumer loans | Automobile financing | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	271	278
Consumer loans | Automobile financing | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	83	124
Consumer loans | Automobile financing | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	35	42
Consumer loans | Automobile financing | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	153	112
Consumer loans | Automobile financing | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	17,909	18,684
Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Total amortized cost	90,677	85,634
Consumer loans | Credit card | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	1,038	1,549
Consumer loans | Credit card | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	514	902
Consumer loans | Credit card | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	280	255
Consumer loans | Credit card | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	244	392
Consumer loans | Credit card | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	89,639	84,085
Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Total amortized cost	46,745	44,422
Consumer loans | Other consumer | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	1,503	2,385
Consumer loans | Other consumer | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	739	0
Consumer loans | Other consumer | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	31	89
Consumer loans | Other consumer | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	733	2,296
Consumer loans | Other consumer | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	45,242	42,037
Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,050,692	3,300,315
Residential mortgage loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	130,282	143,266
Residential mortgage loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	17,520	23,483
Residential mortgage loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	5,797	17,559
Residential mortgage loans | 90 days or more
Financing Receivable, Past Due [Line Items]
Total amortized cost	106,965	102,224
Residential mortgage loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	$ 2,920,410	$ 3,157,049